Note 6 - Employee Benefit Plans (Details) - Estimated Future Benefit Payments	Dec. 31, 2015 USD ($)
Estimated Future Benefit Payments [Abstract]
2016	$ 2,220,000
2017	1,350,000
2018	1,340,000
2019	1,390,000
2020	1,670,000
2021-2025	$ 8,170,000